Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 2 [Member] | Derivative Financial Instruments, Assets [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
liabilities – Warrants from public offerings		$ 1,233
Level 3 [Member] | Derivative Financial Instruments, Assets [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial liabilities – Embedded Derivatives FiveT Convertible Loan
Level 3 [Member] | Derivative financial asset - Option LPC purchase agreement [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial asset - Option LPC purchase agreement	Asset 270,176	Asset